SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%	10.00%
Interest rate	$ 0.75	$ 0.75	$ 0.75
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate	35.00%	35.00%	35.00%
Debt instrument term	2 years	2 years	2 years
20% OID Senior Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%	10.00%
Interest rate	$ 1.00	$ 1.00	$ 1.00